Fair Values Of Plan Assets, Foreign (Parenthetical) (Detail) (Foreign Plans)	12 Months Ended
Mar. 31, 2012
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	30.00%
Funds investment in listed debt securities	55.00%
Domestic companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	50.00%
Foreign companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	50.00%
Domestic bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	90.00%
Foreign bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	10.00%